Share Capital - Schedule of Regulatory Capital and Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of Basel III captial disclosure [line items]
Common Equity Tier 1 (CET1) capital	$ 38,731	$ 37,005
Tier 1 capital	43,673	41,946
Total capital	50,411	48,263
Total risk-weighted assets (RWA)	$ 317,773	$ 315,634
CET1 ratio	12.20%	11.70%
Tier 1 capital ratio	13.70%	13.30%
Total capital ratio	15.90%	15.30%
Leverage ratio exposure	$ 1,039,329	$ 961,791
Leverage ratio	4.20%	4.40%
TLAC available	$ 96,037	$ 95,136
TLAC ratio	30.20%	30.10%
TLAC leverage ratio	9.20%	9.90%